Share-Based Compensation Plan - Shares Outstanding (Details) - share share in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	11,001	11,362
Granted (in shares)	10,365	6,435
Added (forfeited) by performance factor (in shares)	(243)	524
Vested (in shares)	(6,715)	(6,645)
Forfeited (in shares)	(2,147)	(675)
Ending balance (in shares)	12,261	11,001
Restricted awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	826	2,279
Granted (in shares)	5	13
Added (forfeited) by performance factor (in shares)	0	0
Vested (in shares)	(804)	(1,457)
Forfeited (in shares)	(4)	(9)
Ending balance (in shares)	23	826
Performance awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	3,482	3,355
Granted (in shares)	3,905	2,416
Added (forfeited) by performance factor (in shares)	(243)	524
Vested (in shares)	(2,113)	(2,449)
Forfeited (in shares)	(191)	(364)
Ending balance (in shares)	4,840	3,482
Incentive awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	5,275	4,483
Granted (in shares)	5,927	3,671
Added (forfeited) by performance factor (in shares)	0	0
Vested (in shares)	(3,798)	(2,577)
Forfeited (in shares)	(1,952)	(302)
Ending balance (in shares)	5,452	5,275
Director Share Units
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	1,418	1,245
Granted (in shares)	528	335
Added (forfeited) by performance factor (in shares)	0	0
Vested (in shares)	0	(162)
Forfeited (in shares)	0	0
Ending balance (in shares)	1,946	1,418